Organization and principal activities - PIPE offering (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 22, 2020	Jun. 30, 2020
Proceeds from Issuance of Private Placement Offering
Net proceeds from issuance of ordinary shares upon PIPE offering		$ 18,531
Ordinary shares
Proceeds from Issuance of Private Placement Offering
Issuance of ordinary shares upon private investment in public equity (“PIPE”) offering (Note 1(b)), shares		2,107,400
Ordinary shares | Ordinary Shares - Class A
Proceeds from Issuance of Private Placement Offering
Issuance of ordinary shares upon private investment in public equity (“PIPE”) offering (Note 1(b)), shares	2,107,400
Net proceeds from issuance of ordinary shares upon PIPE offering	$ 18,531